UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PHEAA Student Loan Foundation, Inc.1

(Exact name of securitizer as specified in its charter.)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023.

Date of Report (Date of earliest event reported): February 8, 2024

Commission File Number of Securitizer: 025-00589

Central Index Key Number of Securitizer: 001204350

William R. Walker

(717) 720-7758

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)2 ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

___________________________________________________

Central Index Key Number of issuing entity (if applicable)

___________________________________________________

Central Index Key Number of underwriter (if applicable)

___________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]

PHEAA Student Loan Foundation, Inc., as securitizer, is filing this Form ABS-15G in connection with all asset-backed securities with respect to which it acted as the depositor that were outstanding during the reporting period, all of which were student loan backed securities.

[2]	Other than any activity previously reported pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, Depositor

Date: February 8, 2024	By:	/s/ William R. Walker
William R. Walker
Treasurer